[LETTERHEAD OF CLIFFORD CHANCE US LLP]
November 28, 2008
VIA EDGAR
Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	SPA ETF Trust, Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File Nos. 333-144856 and 811-22103)
Ladies and Gentlemen:
     On behalf of SPA ETF Trust (the “Trust”), I attach herewith for filing the above-referenced Post-Effective Amendment No. 37 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A, together with exhibits thereto.
     This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of including disclosure on the Trust’s new sub-adviser. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Trust, we anticipate filing a subsequent 485(b) filing to include all requisite updated financial information and consents, as well as any other required information, in anticipation of going automatically effective on or about January 30, 2009. No fees are required in connection with this filing.
     Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

Very truly yours,
/s/ Stuart M. Strauss
Stuart M. Strauss